FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period		$ 56,360,000
Initial measurement on July 1, 2019	38,110,000
Change in valuation inputs or other assumptions	18,250,000	21,498,000
Fair value as of Ending period	56,360,000	77,858,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period		23,700,000
Initial measurement on July 1, 2019	15,800,000
Change in valuation inputs or other assumptions	7,900,000	8,848,000
Fair value as of Ending period	23,700,000	32,548,000
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period		32,660,000
Initial measurement on July 1, 2019	22,310,000
Change in valuation inputs or other assumptions	10,350,000	12,650,000
Fair value as of Ending period	$ 32,660,000	$ 45,310,000